UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/14

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/The Boston Company Small Cap Value Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small/Mid Cap Growth Fund
-Dreyfus/Newton International Equity Fund

-Dreyfus Tax Sensitive Total Return Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
June 30, 2014 (Unaudited)

Common Stocks--60.0%	Shares		Value ($)
Brazil--3.1%
AMBEV	34,100		243,230
BM&FBovespa	108,300		568,091
BR Malls Participacoes	5,300		45,096
CCR	61,500		501,018
CETIP	8,400		119,565
Cia de Saneamento Basico do Estado de Sao Paulo	80,100		853,747
Grupo BTG Pactual	33,200		516,895
JBS	140,300		482,589
Kroton Educational	16,300		457,093
Multiplus	21,600		356,725
Porto Seguro	35,800		516,220
Qualicorp	31,800	a	375,642
Ultrapar Participacoes	22,000		523,738
			5,559,649
Chile--.8%
Cia Cervecerias Unidas	17,603		206,491
E-CL	207,030		276,282
Enersis	1,244,960		419,628
ENTEL Chile	41,118		506,340
			1,408,741
China--10.9%
Agile Property Holdings	30,000		21,134
Agricultural Bank of China, Cl. H	980,000		432,442
Anhui Conch Cement, Cl. H	195,000		669,256
Bank of China, Cl. H	1,509,000		675,608
BBMG, Cl. H	296,500		191,280
China BlueChemical, Cl. H	164,000		89,508
China Cinda Asset Management, Cl. H	926,000		459,990
China CITIC Bank, Cl. H	756,000		458,454
China Communications Construction, Cl. H	657,000		440,803

China Construction Bank, Cl. H	3,274,000		2,475,439
China Life Insurance, Cl. H	313,000		819,816
China Merchants Bank, Cl. H	241,500		476,120
China Minsheng Banking, Cl. H	466,800		422,809
China National Building Material, Cl. H	248,000		218,549
China Oilfield Services, Cl. H	150,000		360,756
China Petroleum & Chemical, Cl. H	900,000		858,149
China Railway Construction, Cl. H	49,500		43,558
China Shenhua Energy, Cl. H	417,500		1,206,648
CNOOC	722,000		1,296,738
Country Garden Holdings	58,000		23,049
CSR, Cl. H	971,000		730,405
Evergrande Real Estate Group	79,000		30,681
Great Wall Motor, Cl. H	60,500		224,814
Huaneng Power International, Cl. H	448,000		505,780
Industrial & Commercial Bank of China, Cl. H	155,000		97,995
Jiangsu Expressway, Cl. H	160,000		189,306
Longfor Properties	14,500		17,867
New China Life Insurance, Cl. H	35,100		116,390
People's Insurance Company Group of China, Cl. H	816,000		322,172
PICC Property & Casualty, Cl. H	358,000		542,285
Ping An Insurance Group Company of China, Cl. H	20,500		158,701
Shanghai Pharmaceuticals Holding, Cl. H	171,200		356,078
Sihuan Pharmaceutical Holdings Group	818,000		500,274
Sino-Ocean Land Holdings	44,500		22,565
Sinopec Engineering Group, Cl. H	49,000		55,130
Sinopharm Group, Cl. H	178,800		494,847
Tencent Holdings	185,300		2,825,978
Vipshop Holdings, ADS	1,320	a	247,817
Weichai Power, Cl. H	118,000		455,989
Zhejiang Expressway, Cl. H	184,000		186,365
			19,721,545
Colombia--.3%
Ecopetrol	260,828		473,727
Czech Republic--.4%
Komercni Banka	3,130		719,888
Hong Kong--1.7%

China Mobile	47,500		460,879
China Overseas Land & Investment	168,000		407,515
China Resources Land	32,000		58,547
China Resources Power Holdings	320,000		908,340
China Unicom Hong Kong	596,000		921,253
Geely Automobile Holdings	510,000		179,642
Shimao Property Holdings	19,500		35,828
			2,972,004
Hungary--.2%
OTP Bank	21,670		416,580
India--6.2%
Cairn India	71,724		435,329
Coal India	54,930		351,572
Corporation Bank	24,630		161,327
DCB Bank	114,670	a	157,958
Grasim Industries	8,580		489,379
HCL Technologies	1,155		28,808
HeidelbergCement India	133,740	a	140,644
Idea Cellular	262,200		577,411
Infrastructure Development Finance	55,180		123,947
Ion Exchange (India)	37,007		110,753
IRB Infrastructure Developers	41,520		158,431
ITC	99,020		535,148
JM Financial	318,690		218,041
Just Dial	14,450		351,189
Larsen & Toubro	18,100		512,109
LIC Housing Finance	83,759		455,873
Magma Fincorp	62,299		104,669
Maruti Suzuki India	8,900		360,965
Max India	33,250		159,353
National Hydroelectric Power Corp.	291,120		127,784
Oil & Natural Gas	108,660		767,548
Power Finance	109,637		559,806
Reliance Capital	60,611		661,587
Reliance Industries	34,460		581,772
Rural Electrification	49,610		296,365
State Bank of India	13,350		596,250

Tata Motors	74,023		530,819
Tata Steel	53,767		472,366
Tech Mahindra	14,320		512,372
Tribhovandas Bhimji Zaveri	44,282		153,877
Tube Investments of India	35,470		173,001
UPL	58,400		331,543
			11,197,996
Indonesia--1.4%
Bank Mandiri	614,500		504,092
Bank Negara Indonesia Persero	2,259,800		908,304
Bank Rakyat Indonesia Persero	763,400		664,876
Indocement Tunggal Prakarsa	181,800		345,811
United Tractors	65,000		126,655
			2,549,738
Macau--.2%
Sands China	48,400		365,635
Malaysia--1.8%
British American Tobacco Malaysia	5,400		110,220
CIMB Group Holdings	361,866		824,933
DiGi.Com	145,600		259,822
Hong Leong Financial Group	5,700		28,651
IJM	282,000		588,415
Malayan Banking	167,800		513,695
MISC	85,200		172,470
Telekom Malaysia	155,600		307,711
Tenaga Nasional	94,400		358,079
			3,163,996
Mexico--2.3%
Alfa, Cl. A	160,500		444,132
America Movil, Ser. L	554,300		575,940
Coca-Cola Femsa, Ser. L	29,600		336,281
Controladora Vuela Compania de Aviacion, ADR	49,530		445,770
Embotelladoras Arca	105,500		714,311
Fibra Uno Administracion	24,200		84,854
Gruma, Cl. B	36,100	a	432,054
Grupo Aeroportuario del Pacifico, Cl. B	58,300		394,823
Grupo Financiero Inbursa, Cl. O	151,800		452,469

Grupo Lala	105,700		279,537
			4,160,171
Philippines--1.2%
Ayala Land	612,900		428,258
Metropolitan Bank & Trust	535,408		1,072,043
SM Prime Holdings	85,900		31,211
Universal Robina	180,550		638,233
			2,169,745
Poland--.6%
PGE	91,517		652,423
Powszechny Zaklad Ubezpieczen	3,448		503,820
			1,156,243
Russia--3.1%
Gazprom, ADR	105,400		918,561
Lukoil, ADR	5,892		351,811
Magnit	2,410	b	628,362
MMC Norilsk Nickel, ADR	26,180		518,626
Rosneft, GDR	51,728		378,390
Rosneft, GDR	79,650		582,640
Sberbank of Russia, ADR	54,810	a	555,225
Sberbank of Russia, ADR	63,717		645,453
Severstal, GDR	10,081		81,908
Sistema, GDR	11,694	a	360,175
Tatneft, ADR	14,213		551,749
			5,572,900
South Africa--2.9%
African Rainbow Minerals	6,261		110,108
Barloworld	22,721		216,314
FirstRand	135,741		520,117
Growthpoint Properties	31,576		73,425
Imperial Holdings	24,483		460,423
Kumba Iron Ore	3,692		117,686
Liberty Holdings	14,790		180,790
Mediclinic International	60,760		466,712
MTN Group	42,330		891,537
Redefine Properties	37,716		34,010
RMB Holdings	61,749		305,348

Sasol	12,883		766,027
Steinhoff International Holdings	11,079		61,724
Vodacom Group	34,251		423,347
Woolworths Holdings	85,255		626,486
			5,254,054
South Korea--8.7%
AMOREPACIFIC Group	800		590,631
BS Financial Group	14,850		218,684
Coway	2,571		215,224
DGB Financial Group	11,210		167,851
Dongbu Insurance	446		22,921
E-Mart	4,041		926,579
Halla Visteon Climate Control	4,870		220,445
Hana Financial Group	16,650		617,093
Hankook Tire	16,745		999,602
Hanwha	14,870		379,907
Hanwha Life Insurance Co.	15,580		99,473
Hyundai Mobis	1,411		396,051
Hyundai Motor	6,129		1,390,201
Hyundai Steel	33		2,427
Hyundai Wia	940		182,091
Industrial Bank of Korea	26,400		352,244
KB Financial Group	13,670		475,572
Kia Motors	11,248		629,212
Korea Investment Holdings	465		18,475
Korea Zinc	756		296,632
LG Display	16,920	a	531,781
Lotte Shopping	1,300		396,373
NAVER	582		480,302
Samsung Electronics	1,938		2,532,157
Samsung Fire & Marine Insurance	2,421		616,137
SK Hynix	37,420	a	1,795,553
SK Networks	18,030	a	191,562
SK Telecom	4,320		1,009,765
			15,754,945
Taiwan--8.3%
Advanced Semiconductor Engineering	413,000		537,379

Asustek Computer	43,000		479,570
Catcher Technology	144,000		1,343,158
Chailease Holding	147,000		369,740
Compal Electronics	663,000		541,804
Delta Electronics	93,000		677,457
E.Sun Financial Holding	1,327,644		851,510
Eclat Textile Co.	43,000		521,334
Epistar	247,000	a	612,164
Hon Hai Precision Industry	102,000		341,617
Inventec	393,000		376,442
Kinsus Interconnect Technology	34,000		152,589
Largan Precision	6,000		478,264
Lite-On Technology	66,000		110,192
Mega Financial Holding	519,000		431,950
Pegatron	173,000		330,263
Pou Chen	273,000		328,701
Radiant Opto-Electronics	101,000		432,983
Realtek Semiconductor	124,000		392,873
Ruentex Industries	149,000		385,250
SinoPac Financial Holdings	474,000		213,521
Taishin Financial Holdings	567,000		290,545
Taiwan Cement	371,000		561,632
Taiwan Semiconductor Manufacturing	439,000		1,859,921
Taiwan Semiconductor Manufacturing, ADR	70,170		1,500,936
United Microelectronics, ADR	193,170		465,540
Zhen Ding Technology Holding	130,000		427,992
			15,015,327
Thailand--1.3%
PTT	22,800		223,399
PTT Exploration & Production, NVDR	85,500		441,265
PTT Global Chemical	325,643		677,273
PTT Global Chemical, NVDR	273,500		568,826
Siam Cement, Cl. NVDR	31,900		444,271
			2,355,034
Turkey--1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi	267,583		335,963
Eregli Demir ve Celik Fabrikalari	316,191		565,640

Turkcell Iletisim Hizmetleri	74,833	a	468,015
Turkiye Garanti Bankasi	160,810		629,243
Turkiye Halk Bankasi	81,930		614,881
			2,613,742
United States--3.1%
Global X FTSE Colombia 20 ETF	14,160		285,324
iShares Global Materials ETF	8,470		546,484
iShares MSCI Malaysia ETF	17,580		279,170
iShares MSCI Philippines ETF	21,420		788,899
Ishares MSCI Poland Capped ETF	26,890		789,221
iShares MSCI South Korea Capped ETF	10,410		676,858
Market Vectors India Small-Cap Index ETF	5,860		302,669
Market Vectors Russia ETF	26,680		702,484
Market Vectors Vietnam ETF	13,410		278,928
Vanguard FTSE Emerging Markets ETF	21,640		933,333
			5,583,370
Total Common Stocks
(cost $98,639,746)			108,185,030

Preferred Stocks--4.5%
Brazil--4.4%
AES Tiete	20,300		178,607
Banco do Estado do Rio Grande do Sul, Cl. B	114,100		555,137
Bradespar	43,100		395,010
Cia Brasileira de Distribuicao Grupo Pao de Acucar	29,300		1,365,742
Cia Energetica de Minas Gerais	68,300		498,919
Cia Energetica de Sao Paulo, Cl. B	29,200		367,395
Cia Paranaense de Energia, Cl. B	16,900		259,141
Itau Unibanco Holding	67,370		974,799
Itausa - Investimentos Itau	69,780		274,446
Metalurgica Gerdau	45,300		320,452
Oi	849,000		749,287
Petroleo Brasileiro	134,000		1,048,590
Randon Participacoes	101,400		282,699
Suzano Papel e Celulose, Cl. A	103,400		392,635
Usinas Siderurgicas de Minas Gerais, Cl. A	97,800	a	335,517
			7,998,376

Chile--.1%
Sociedad Quimica y Minera de Chile, Cl. B	6,824	199,408
Colombia--.0%
Grupo Aval Acciones y Valores	51,250	36,851
Total Preferred Stocks
(cost $7,576,829)		8,234,635

Other Investment--32.9%
Registered Investment Company;
Dreyfus Global Emerging Markets Fund, Cl. Y
(cost $53,812,661)	4,064,805 [c]	59,427,455
Total Investments (cost $160,029,236)	97.4%	175,847,120
Cash and Receivables (Net)	2.6%	4,772,558
Net Assets	100.0%	180,619,678

ADR - American Depository Receipts
ADS - American Depository Shares
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts
NVDR - Non-Voting Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Trustees. At June 30, 2014, the value of this security amounted to $628,362 or .3% of net assets.
c	Investment in affiliated mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $15,817,884 of which $16,900,932 related to appreciated investment securities and $1,083,048 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	32.9
Financial	17.0
Information Technology	11.1
Energy	6.7
Consumer Discretionary	5.5
Materials	4.9

Consumer Staples	4.2
Telecommunication Services	4.2
Industrial	3.6
Exchange-Traded Funds	3.1
Utilities	3.0
Health Care	1.2
97.4

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	101,973,298	628,362	-	102,601,660
Equity Securities - Foreign Preferred Stocks+	8,234,635	-	-	8,234,635
Exchange-Traded Funds	5,583,370	-	-	5,583,370
Mutual Funds	59,427,455	-	-	59,427,455

+ See Statement of Investments for additional detailed categorizations

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2014 (Unaudited)

Common Stocks--98.9%	Shares		Value ($)
Australia--1.1%
Dexus Property Group	8,147,014		8,527,285
Belgium--1.1%
Anheuser-Busch InBev	76,301		8,765,786
Brazil--.3%
International Meal Company Holdings	269,558		2,500,991
Canada--1.6%
Suncor Energy	289,115		12,328,131
China--.5%
Sun Art Retail Group	3,523,000		4,031,922
Finland--1.2%
Nokia	1,303,363		9,869,365
France--6.4%
Air Liquide	109,697		14,810,522
Sanofi	141,610		15,043,275
Total	294,934		21,315,372
			51,169,169
Germany--8.4%
Bayer	89,740		12,675,176
Brenntag	57,789		10,326,529
Commerzbank	574,155	a	9,025,468
Gerry Weber International	175,268		8,570,204
LEG Immobilien	234,114		15,770,558
SAP	143,470		11,079,978
			67,447,913
Hong Kong--4.4%
AIA Group	2,293,312		11,525,147
Belle International Holdings	5,086,255		5,643,811
Jardine Matheson Holdings	145,600		8,635,536
Man Wah Holdings	6,056,500		9,674,271
			35,478,765

Israel--1.0%
Bank Hapoalim	1,317,529	7,617,594
Italy--.9%
Pirelli & C. SpA	470,398	7,549,041
Japan--28.0%
Don Quijote Holdings	252,900	14,104,783
FANUC	54,700	9,432,989
Japan Airlines	187,693	10,375,409
Japan Display	441,100	2,708,299
Japan Tobacco	414,900	15,124,877
Lawson	166,400	12,483,490
LIXIL Group	392,800	10,600,811
M3	471,200	7,497,896
Makita	189,200	11,691,348
Mitsubishi UFJ Financial Group	2,121,300	13,003,576
NGK Spark Plug	304,000	8,576,398
Nissan Motor	1,058,100	10,037,354
Nomura Holdings	2,121,500	15,015,207
Sawai Pharmaceutical	92,200	5,433,434
SoftBank	187,300	13,946,043
Sugi Holdings	317,400	14,474,982
Suntory Beverage & Food	179,300	7,035,364
Tokyo Electron	126,000	8,517,329
TOPCON	606,500	14,009,279
Toyota Motor	332,800	19,986,725
		224,055,593
Mexico--1.6%
Grupo Financiero Santander Mexico, Cl. B, ADR	959,337	12,739,995
Netherlands--2.7%
Reed Elsevier	347,316	7,965,963
Wolters Kluwer	468,980	13,883,812
		21,849,775
Norway--2.0%
DNB	890,748	16,293,507
Philippines--2.5%
Energy Development	81,149,500	11,712,299
LT Group	23,949,400	8,098,354

			19,810,653
Portugal--.6%
Galp Energia	246,245		4,511,513
Sweden--1.3%
TeliaSonera	1,437,218		10,499,152
Switzerland--12.9%
Actelion	76,522	a	9,681,742
Credit Suisse Group	435,557	a	12,455,712
Nestle	289,971		22,463,924
Novartis	195,834		17,732,826
Roche Holding	71,465		21,315,395
Swisscom	6,489		3,772,079
Zurich Insurance Group	53,342	a	16,078,390
			103,500,068
United Kingdom--20.4%
Associated British Foods	187,627		9,790,435
Barclays	3,467,932		12,629,654
British American Tobacco	161,405		9,607,177
Centrica	2,759,829		14,764,556
GlaxoSmithKline	599,947		16,058,275
Imagination Technologies Group	1,352,212	a	4,885,199
Just Eat	1,756,486		7,665,388
Merlin Entertainments	1,260,346	b	7,726,176
Prudential	968,492		22,226,653
Royal Dutch Shell, Cl. B	746,638		32,487,800
Vodafone Group	5,444,359		18,168,983
Wolseley	139,695		7,657,501
			163,667,797
Total Common Stocks
(cost $656,066,885)			792,214,015

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $6,318,924)	6,318,924	[c]	6,318,924
Total Investments (cost $662,385,809)	99.7%		798,532,939
Cash and Receivables (Net)	.3%		2,300,067

Net Assets	100.0%	800,833,006
ADR - American Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, this security was valued at $7,726,176 or 1.0% of net assets.
c	Investment in affiliated money market mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $136,147,130 of which $156,755,538 related to appreciated investment securities and $20,608,408 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.7
Consumer Discretionary	16.0
Health Care	14.9
Consumer Staples	13.5
Energy	8.8
Industrial	7.8
Telecommunication Services	5.8
Information Technology	4.3
Utilities	3.3
Materials	1.8
Money Market Investment	.8
99.7

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2014 (Unaudited)

	Foreign				Unrealized
Forward Foreign Currency	Currency				Appreciation
Exchange Contracts	Amounts	Cost ($)		Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
7/2/2014 a	1,343,274	2,286,387	USD	2,298,868	12,481

Sales:		Proceeds ($)

British Pound,
Expiring
7/1/2014 a	182,364	310,527	USD	312,096	(1,569)

Hong Kong Dollar,
Expiring:
7/2/2014 b	674,663	87,042	USD	87,049	(7)
7/3/2014 c	349,785	45,130	USD	45,131	(1)

Japanese Yen,
Expiring:
7/1/2014 c	14,583,943	143,355	USD	143,961	(606)
7/2/2014 a	12,212,424	120,419	USD	120,551	(132)
7/3/2014 a	3,917,271	38,633	USD	38,668	(35)
7/11/2014 c	2,929,729,000	28,381,559	USD	28,922,619	(541,060)
7/11/2014 d	1,464,865,000	93,002,979	SEK	14,461,315	(544,248)

Gross Unrealized Appreciation					12,481

Gross Unrealized Depreciation	(1,087,658)

SEK -- Swedish Krona
USD -- U. S. Dollar

Counterparties:

a	JP Morgan Chase Bank
b	Barclays Bank
c	Royal Bank of Scotland
d	UBS

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	792,214,015	-	-	792,214,015
Mutual Funds	6,318,924	-	-	6,318,924
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	12,481	-	12,481
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,087,658)	-	(1,087,658)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end June 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
June 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--3.1%	Rate (%)	Date	Amount ($)		Value ($)
American Credit Acceptance
Receivables, Ser. 2014-2, Cl. B	2.26	3/10/20	725,000	a	725,313
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	240,000		241,430
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D	3.68	4/15/21	1,500,000	a	1,503,508
OneMain Financial Issuance Trust,
Ser. 2014-A1, Cl. B	3.24	6/18/24	1,180,000	a	1,188,850
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ	5.66	3/15/45	1,250,000	b	1,290,844
Total Bonds and Notes
(cost $4,927,824)					4,949,945
Long-Term Municipal	Coupon	Maturity	Principal
Investments--92.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.7%
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000		1,106,100
Arizona--.2%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	375,000		376,508
California--12.7%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000		1,744,800
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000		1,142,610
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000		1,211,470

California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,199,054
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,287,912
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/26	1,000,000	1,180,190
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,158,866
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,198,550
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	787,950
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/20	1,000,000	1,205,000
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/23	1,000,000	1,232,640
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,463,509
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,312,860
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,188,200
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000	531,880

Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,137,160
Colorado--.5%
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/22	720,000	838,318
Connecticut--.8%
Connecticut,
GO	5.00	10/15/21	1,000,000	1,202,330
District of Columbia--.7%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	1,000,000	1,171,300
Florida--8.8%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,747,200
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	1,000,000	1,191,120
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,132,320
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,173,710
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,336,580
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,371,840
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	101,243

Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,155,500
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	841,478
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	576,845
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,162,410
Georgia--5.0%
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,152,100
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,238,570
DeKalb County,
Water and Sewerage Revenue	5.00	10/1/21	2,380,000	2,825,726
Georgia State Road and Tollway
Authority, Guaranteed Revenue	5.00	3/1/19	1,175,000	1,380,989
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,180,410
Illinois--9.3%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.25	1/1/24	1,500,000	1,725,525
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,100,820

Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,313,520
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/25	1,000,000	1,091,210
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000	2,825,750
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)
(Escrowed to Maturity)	7.88	12/1/14	100,000	103,252
Illinois,
GO	5.00	7/1/22	900,000	1,013,940
Illinois,
GO	5.00	8/1/22	500,000	563,415
Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,054,370
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,645,950
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,111,280
Indiana--2.1%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,808,137
Knox County,
EDR (Good Samaritan Hospital
Project)	5.00	4/1/23	1,300,000	1,455,012
Kansas--1.9%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/18	1,415,000	1,650,456
Kansas Development Finance
Authority, Revolving Funds

Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,356,701
Kentucky--.8%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,188,950
Louisiana--1.5%
Louisiana,
State Highway Improvement
Revenue	5.00	6/15/25	1,000,000	1,209,240
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/20	1,000,000	1,151,120
Maryland--.7%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,092,880
Michigan--2.5%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,027,180
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,720,500
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,097,080
Minnesota--.8%
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/29	1,120,000	1,309,571
New Jersey--3.8%
New Jersey Economic Development

Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,127,030
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,398,399
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/25	1,000,000	1,161,610
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,140,130
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,103,700
New York--11.3%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/24	2,000,000	2,396,120
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/26	1,205,000	1,400,126
New York City,
GO	5.00	8/1/21	2,000,000	2,326,980
New York City,
GO	5.00	3/1/25	1,000,000	1,182,120
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000	1,160,190
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,000,000	1,170,910
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/17	1,000,000	1,123,890
New York State Urban Development
Corporation, State Personal

Income Tax Revenue (General
Purpose)	5.00	3/15/19	1,475,000		1,726,871
Onondaga Civic Development
Corporation, Revenue (Saint
Joseph's Hospital Health Center
Project)	5.00	7/1/25	1,000,000		1,037,130
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/20	1,500,000		1,619,355
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	2,150,000		2,552,738
North Carolina--.6%
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.11	10/1/22	1,000,000	b	928,750
Ohio--1.9%
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	5.00	12/1/23	1,500,000		1,792,785
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000		1,173,921
Pennsylvania--2.7%
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	2,000,000		2,172,140
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000		1,126,170
Philadelphia School District,

GO	5.00	9/1/14	1,000,000		1,008,080
Rhode Island--.5%
Rhode Island Health and
Educational Building
Corporation, Higher Education
Facilities Revenue (Brown
University Issue)	5.00	9/1/21	700,000		849,219
South Dakota--1.7%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000		2,682,508
Tennessee--1.9%
Chattanooga-Hamilton County
Hospital Authority, HR
(Erlanger Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	0.38	10/1/27	2,000,000	b	1,750,000
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	1,000,000		1,211,820
Texas--13.1%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	2/15/27	1,400,000		1,648,752
Corpus Christi,
Utility System Junior Lien
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/23	1,725,000		2,030,601
Houston,
Airport System Special
Facilities Revenue (United
Airlines, Inc. Terminal E
Project)	4.75	7/1/24	1,000,000		1,028,890
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000		1,585,336

Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000		1,141,330
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	1,000,000		1,051,230
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/20	1,210,000		1,405,899
Socorro Independent School
District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	8/15/26	3,525,000		4,271,278
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	6.00	9/1/15	525,000		544,168
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,166,850
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,128,140
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	9/1/16	10,000	c	9,919
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	1,905,000		2,124,361
West Travis County Public Utility
Agency, Revenue	5.00	8/15/23	1,140,000		1,304,456
Virginia--1.5%

Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,382,100
Washington--1.1%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/19	1,500,000		1,769,175
West Virginia--.8%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,286,750
Wisconsin--1.4%
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	4.25	11/15/20	1,000,000		1,001,360
Wisconsin Health and Educational
Facilities Authority, Health
Facilities Revenue (UnityPoint
Health)	5.00	12/1/23	1,000,000		1,191,130
Wyoming--.4%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	625,000		658,606
U.S. Related--.9%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000		1,467,225
Total Long-Term Municipal Investments
(cost $138,358,904)					145,381,355
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.2%	Rate (%)	Date	Amount ($)		Value ($)
California--.6%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.01	7/1/14	1,000,000	d	1,000,000
Michigan--2.6%
University of Michigan Regents,

General Revenue	0.01	7/1/14	4,000,000	d	4,000,000
Total Short-Term Municipal Investments
(cost $5,000,000)					5,000,000
Total Investments (cost $148,286,728)			98.9%		155,331,300
Cash and Receivables (Net)			1.1%		1,697,610
Net Assets			100.0%		157,028,910

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $3,417,671 or 2.2% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2014, net unrealized appreciation on investments was $7,044,572 of which $7,118,824 related to appreciated investment securities and $74,252 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	4,949,945	-	4,949,945
Municipal Bonds+	-	150,381,355	-	150,381,355

+ See Statement of Investments for additional detailed categorizations

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

June 30, 2014 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Automobiles & Components--1.0%
Tenneco	156,220	a	10,263,654
Banks--2.3%
First Republic Bank	155,200		8,534,448
Prosperity Bancshares	225,290		14,103,154
			22,637,602
Capital Goods--10.5%
Chart Industries	125,660	a	10,397,108
Crane	131,050		9,744,878
Donaldson	351,810		14,888,599
Hexcel	221,570	a	9,062,213
ITT	287,760		13,841,256
Sensata Technologies Holding	365,750	a	17,109,785
United Rentals	153,570	a	16,083,386
Watsco	121,660		12,501,782
			103,629,007
Commercial & Professional Services--6.0%
Copart	405,660	a	14,587,534
Corporate Executive Board	128,142		8,741,847
IHS, Cl. A	87,710	a	11,899,616
On Assignment	271,570	a	9,659,745
Towers Watson & Co., Cl. A	66,901		6,973,091
Waste Connections	154,480		7,500,004
			59,361,837
Consumer Durables & Apparel--7.0%
Deckers Outdoor	175,600	a	15,159,548
Jarden	275,150	a	16,330,153
PVH	77,520		9,038,832
Steven Madden	216,180	a	7,414,974
Tempur Sealy International	204,990	a	12,237,903
Wolverine World Wide	364,280	b	9,493,137
			69,674,547
Consumer Services--.7%
Cheesecake Factory	153,730		7,136,147

Diversified Financials--.8%
Affiliated Managers Group	37,850	a	7,774,390
Energy--6.1%
Eclipse Resources	229,260		5,761,304
Exterran Holdings	253,330		11,397,317
Gulfport Energy	123,100	a	7,730,680
Laredo Petroleum	389,460	a	12,065,471
Oasis Petroleum	243,340	a	13,600,273
Oil States International	153,890	a	9,862,810
			60,417,855
Exchange-Traded Funds--3.0%
iShares Russell 2000 Growth ETF	215,220	b	29,790,752
Food & Staples Retailing--1.2%
United Natural Foods	181,787	a	11,834,334
Food, Beverage & Tobacco--2.0%
TreeHouse Foods	126,104	a	10,097,147
WhiteWave Foods	297,390	a	9,626,514
			19,723,661
Health Care Equipment & Services--11.6%
Acadia Healthcare	205,780	a	9,362,990
Adeptus Health, Cl. A	2,378		60,330
Align Technology	268,180	a	15,028,807
athenahealth	70,616	a,b	8,836,180
Brookdale Senior Living	359,620	a	11,989,731
Catamaran	288,424	a	12,736,804
Centene	104,743	a	7,919,618
Cooper	145,670		19,742,655
Endologix	542,370	a	8,249,448
MEDNAX	166,000	a	9,652,900
Universal Health Services, Cl. B	114,050		10,921,428
			114,500,891
Materials--3.6%
Airgas	134,270		14,623,346
Constellium, Cl. A	316,750	a	10,155,005
Scotts Miracle-Gro, Cl. A	192,110		10,923,375
			35,701,726
Media--3.8%
IMAX	431,190	a,b	12,280,291
Interpublic Group of Cos.	670,420		13,079,894
Lions Gate Entertainment	434,735	b	12,424,726

			37,784,911
Pharmaceuticals, Biotech & Life Sciences--11.5%
Alkermes	358,170	a	18,026,696
Bruker	823,250	a	19,980,277
Celldex Therapeutics	593,690	a,b	9,689,021
Cepheid	210,380	a	10,085,617
Nektar Therapeutics	859,274	a	11,015,893
NPS Pharmaceuticals	267,420	a	8,838,231
Pacira Pharmaceuticals	107,840	a	9,906,182
PAREXEL International	186,810	a	9,871,040
Salix Pharmaceuticals	137,020	a	16,901,417
			114,314,374
Real Estate--1.3%
CBRE Group, Cl. A	407,710		13,063,028
Retailing--4.5%
HomeAway	294,500	a	10,254,490
HSN	166,450		9,860,498
LKQ	500,800	a	13,366,352
Williams-Sonoma	161,250		11,574,525
			45,055,865
Semiconductors & Semiconductor Equipment--2.5%
Mellanox Technologies	222,920	a,b	7,770,991
Microchip Technology	353,050	b	17,232,371
			25,003,362
Software & Services--12.2%
Akamai Technologies	159,380	a	9,731,743
ANSYS	127,910	a	9,698,136
FleetMatics Group	311,950	a,b	10,088,463
Informatica	286,930	a	10,229,054
LogMeIn	266,370	a	12,418,169
MAXIMUS	296,920		12,773,498
Proofpoint	358,550	a	13,431,283
Sapient	577,010	a	9,376,413
SolarWinds	14,950	a	577,967
SS&C Technologies Holdings	272,180	a	12,035,800
Synopsys	539,410	a	20,939,896
			121,300,422
Technology Hardware & Equipment--3.9%
CommScope Holding	473,120	a	10,943,266
F5 Networks	90,040	a	10,034,058

National Instruments	215,400		6,976,806
Stratasys	92,550	a,b	10,516,456
			38,470,586
Telecommunication Services--.6%
tw telecom	138,780	a	5,594,222
Transportation--2.0%
J.B. Hunt Transport Services	127,090		9,376,700
Spirit Airlines	163,970	a	10,369,463
			19,746,163
Total Common Stocks
(cost $809,044,976)			972,779,336

Other Investment--2.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,920,117)	23,920,117	[c]	23,920,117
Investment of Cash Collateral for
Securities Loaned--10.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $100,667,418)	100,667,418	[c]	100,667,418
Total Investments (cost $933,632,511)	110.7%		1,097,366,871
Liabilities, Less Cash and Receivables	(10.7%)		(106,231,304)
Net Assets	100.0%		991,135,567

ETF-Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2014, the value of the fund's securities on loan was $105,760,110 and the value of the collateral held by the fund was $108,068,337, consisting of cash collateral of $100,667,418 and U.S. Government &
Agency securities valued at $7,400,919.
c Investment in affiliated money market mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $163,734,360 of which $169,399,947 related to appreciated investment securities and $5,665,587 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Money Market Investments	12.6
Software & Services	12.2
Health Care Equipment & Services	11.6
Pharmaceuticals, Biotech & Life Sciences	11.5
Capital Goods	10.5
Consumer Durables & Apparel	7.0
Energy	6.1
Commercial & Professional Services	6.0
Retailing	4.5
Technology Hardware & Equipment	3.9
Media	3.8
Materials	3.6
Exchange-Traded Funds	3.0
Semiconductors & Semiconductor Equipment	2.5
Banks	2.3
Food, Beverage & Tobacco	2.0
Transportation	2.0
Real Estate	1.3
Food & Staples Retailing	1.2
Automobiles & Components	1.0
Diversified Financials	.8
Consumer Services	.7
Telecommunication Services	.6
110.7

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	910,464,825	-	-	910,464,825
Equity Securities - Foreign Common Stocks+	32,523,759	-	-	32,523,759
Exchange-Traded Funds	29,790,752	-	-	29,790,752
Mutual Funds	124,587,535	-	-	124,587,535

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2014 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Automobiles & Components--1.1%
Tenneco	8,810	a	578,817
Banks--3.9%
Boston Private Financial Holdings	54,380		730,867
PrivateBancorp	21,950		637,867
Prosperity Bancshares	10,450		654,170
			2,022,904
Capital Goods--12.1%
Apogee Enterprises	25,400		885,444
Chart Industries	7,180	a	594,073
CIRCOR International	8,860		683,372
Comfort Systems USA	24,070		380,306
Crane	5,345		397,454
Hexcel	9,100	a	372,190
MRC Global	17,480	a	494,509
Primoris Services	13,040		376,074
Sun Hydraulics	13,040		529,424
Trex	19,820	a	571,212
Watsco	9,790		1,006,020
			6,290,078
Commercial & Professional Services--3.0%
Corporate Executive Board	6,551		446,909
On Assignment	17,880	a	635,992
TrueBlue	17,960	a	495,157
			1,578,058
Consumer Durables & Apparel--2.0%
Steven Madden	11,620	a	398,566
Wolverine World Wide	24,840	b	647,330
			1,045,896
Consumer Services--1.5%
Cheesecake Factory	8,540		396,427
Del Frisco's Restaurant Group	14,070	a	387,769

			784,196
Energy--6.8%
Dril-Quip	3,480	a	380,155
Forum Energy Technologies	16,780	a	611,295
Natural Gas Services Group	20,310	a	671,449
Navigator Holdings	17,754	a	521,613
PDC Energy	12,060	a	761,589
RSP Permian	17,910		581,000
			3,527,101
Exchange-Traded Funds--1.3%
iShares Russell 2000 Growth ETF	4,700	b	650,574
Food & Staples Retailing--1.6%
United Natural Foods	13,030	a	848,253
Food, Beverage & Tobacco--2.1%
TreeHouse Foods	7,070	a	566,095
WhiteWave Foods	16,140	a	522,452
			1,088,547
Health Care Equipment & Services--9.9%
Adeptus Health, Cl. A	127		3,222
Align Technology	15,770	a	883,751
athenahealth	5,000	a,b	625,650
Centene	5,655	a	427,575
Endologix	30,400	a	462,384
Globus Medical, Cl. A	15,580	a	372,674
HealthStream	20,300	a	493,290
HeartWare International	4,350	a	384,975
Insulet	9,220	a	365,757
LDR Holding	19,913		498,024
Spectranetics	27,420	a	627,370
			5,144,672
Household & Personal Products--1.0%
Inter Parfums	18,380		543,129
Materials--3.9%
Chemtura	26,120	a	682,516
Constellium, Cl. A	16,780	a	537,967
Flotek Industries	9,900	a	318,384
Scotts Miracle-Gro, Cl. A	8,510		483,879
			2,022,746

Media--3.6%
IMAX	29,950	a,b	852,976
Lions Gate Entertainment	18,440	b	527,015
Media General, Cl. A	22,840	a,b	468,905
			1,848,896
Pharmaceuticals, Biotech & Life Sciences--13.7%
Anacor Pharmaceuticals	40,870	a,b	724,625
BioDelivery Sciences International	53,990	a	651,659
Celldex Therapeutics	35,330	a,b	576,586
Cepheid	11,250	a	539,325
KYTHERA Biopharmaceuticals	18,440	a,b	707,543
Nektar Therapeutics	60,620	a	777,148
NPS Pharmaceuticals	17,149	a	566,774
PAREXEL International	14,450	a	763,538
Salix Pharmaceuticals	4,290	a	529,171
Vanda Pharmaceuticals	45,220	a,b	731,660
WuXi PharmaTech, ADR	17,790	a	584,579
			7,152,608
Retailing--2.6%
Core-Mark Holding Company	5,920		270,130
Restoration Hardware Holdings	5,540	a	515,497
Vitamin Shoppe	13,310	a	572,596
			1,358,223
Semiconductors & Semiconductor Equipment--4.3%
Mellanox Technologies	11,870	a,b	413,788
Photronics	47,310	a	406,866
Power Integrations	7,820		449,963
Silicon Laboratories	12,180	a	599,865
Xcerra	42,900	a	390,390
			2,260,872
Software & Services--13.3%
Allot Communications	45,180	a,b	589,599
Brightcove	50,700	a	534,378
comScore	19,560	a	693,989
FleetMatics Group	16,830	a,b	544,282
LogMeIn	20,020	a	933,332
MAXIMUS	16,110		693,052
Mentor Graphics	30,860		665,650

Proofpoint	19,380	a	725,975
Q2 Holdings	24,917		355,316
Sapient	31,150	a	506,188
SolarWinds	810	a	31,315
SS&C Technologies Holdings	14,720	a	650,918
			6,923,994
Technology Hardware & Equipment--5.5%
Coherent	8,440	a	558,475
Infinera	70,300	a	646,760
Littelfuse	5,700		529,815

Radware	25,940	a	437,608
Sonus Networks	191,450	a	687,306
			2,859,964
Transportation--4.6%
Forward Air	14,330		685,690
Hub Group, Cl. A	14,820	a	746,928
Saia	8,690	a	381,752
Spirit Airlines	9,280	a	586,867
			2,401,237
Total Common Stocks
(cost $40,979,406)			50,930,765

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $627,935)	627,935	[c]	627,935
Investment of Cash Collateral for
Securities Loaned--12.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,707,955)	6,707,955	[c]	6,707,955
Total Investments (cost $48,315,296)	111.9%		58,266,655
Liabilities, Less Cash and Receivables	(11.9%)		(6,212,267)
Net Assets	100.0%		52,054,388

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2014, the value of the fund’s securities on loan was $6,188,537 and the value of the collateral held by the fund was $6,707,955.
c Investment in affiliated money market mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $9,951,359 of which $10,267,315 related to appreciated investment securities and $315,956 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	14.1
Pharmaceuticals, Biotech & Life Sciences	13.7
Software & Services	13.3
Capital Goods	12.1
Health Care Equipment & Services	9.9
Energy	6.8
Technology Hardware & Equipment	5.5
Transportation	4.6
Semiconductors & Semiconductor Equipment	4.3
Banks	3.9
Materials	3.9
Media	3.6
Commercial & Professional Services	3.0
Retailing	2.6
Food, Beverage & Tobacco	2.1
Consumer Durables & Apparel	2.0
Food & Staples Retailing	1.6
Consumer Services	1.5
Exchange-Traded Funds	1.3
Automobiles & Components	1.1
Household & Personal Products	1.0
111.9

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	46,211,567	-	-	46,211,567
Equity Securities - Foreign Common Stocks+	4,068,624	-	-	4,068,624
Exchange-Traded Funds	650,574	-	-	650,574
Mutual Funds	7,335,890	-	-	7,335,890

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2014 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Automobiles & Components--2.0%
Drew Industries	31,140		1,557,311
Tenneco	48,990	a	3,218,643
Thor Industries	42,696		2,428,122
			7,204,076
Banks--15.3%
Banc of California	35,440	b	386,296
Boston Private Financial Holdings	302,910		4,071,110
Brookline Bancorp	202,250		1,895,082
Cardinal Financial	98,587		1,819,916
CoBiz Financial	155,200		1,671,504
Columbia Banking System	66,140		1,740,143
CVB Financial	229,288		3,675,487
First Horizon National	351,340		4,166,892
First Midwest Bancorp	183,280		3,121,258
Hancock Holding	130,747		4,617,984
MB Financial	36,870		997,334
Square 1 Financial, Cl. A	8,462		160,863
Synovus Financial	281,348		6,859,264
UMB Financial	76,840		4,870,888
United Community Banks	192,370		3,149,097
Valley National Bancorp	264,060	b	2,616,835
Washington Trust Bancorp	29,510		1,085,083
Webster Financial	104,990		3,311,385
Wintrust Financial	83,450		3,838,700
			54,055,121
Capital Goods--9.1%
Aerovironment	97,220	a	3,091,596
American Woodmark	66,120	a	2,107,244
Apogee Enterprises	74,380		2,592,887
Armstrong World Industries	61,410	a	3,526,776

Astec Industries	54,820		2,405,502
Chart Industries	26,050	a	2,155,377
Comfort Systems USA	126,220		1,994,276
FreightCar America	62,762		1,571,560
Global Power Equipment Group	46,430		750,309
Granite Construction	52,160		1,876,717
Great Lakes Dredge and Dock	203,990	a	1,629,880
Lindsay	31,240	b	2,638,843
Mueller Industries	70,240		2,065,758
Regal-Beloit	49,270		3,870,651
			32,277,376
Commercial & Professional Services--6.2%
Clean Harbors	24,840	a	1,595,970
Herman Miller	105,120		3,178,829
Interface	164,560		3,100,310
Knoll	122,660		2,125,698
Korn/Ferry International	128,320	a	3,768,758
McGrath RentCorp	64,250		2,361,188
Steelcase, Cl. A	170,080		2,573,310
TrueBlue	114,610	a	3,159,798
			21,863,861
Consumer Durables & Apparel--4.9%
Cavco Industries	20,542	a	1,752,233
Ethan Allen Interiors	106,900	b	2,644,706
Oxford Industries	37,320		2,488,124
Skechers USA, Cl. A	57,160	a	2,612,212
Standard Pacific	319,940	a	2,751,484
Taylor Morrison Home, Cl. A	105,980	a	2,376,072
Universal Electronics	22,950	a	1,121,796
Vera Bradley	79,220	a,b	1,732,541
			17,479,168
Consumer Services--1.8%
Cheesecake Factory	72,500		3,365,450
Orient-Express Hotels, Cl. A	207,410	a	3,015,741
			6,381,191
Diversified Financials--.9%
Piper Jaffray	58,940	a	3,051,324

Energy--7.9%
Bill Barrett	131,590	a	3,523,980
Geospace Technologies	52,820	a	2,909,326
Gulf Island Fabrication	53,590		1,153,257
Key Energy Services	569,210	a	5,202,579
McDermott International	364,970	a,b	2,952,607
Natural Gas Services Group	39,690	a	1,312,151
Oil States International	41,280	a	2,645,635
PDC Energy	48,820	a	3,082,983
Synergy Resources	262,050	a	3,472,163
Tesco	82,500		1,760,550
			28,015,231
Food & Staples Retailing--1.2%
Casey's General Stores	58,923		4,141,698
Food, Beverage & Tobacco--1.7%
Dean Foods	195,865		3,445,265
Fresh Del Monte Produce	81,150		2,487,248
			5,932,513
Health Care Equipment & Services--7.5%
Air Methods	66,310	a	3,424,911
Centene	58,065	a	4,390,295
Computer Programs & Systems	38,080		2,421,888
Hanger	94,300	a	2,965,735
HealthSouth	94,820		3,401,193
LifePoint Hospitals	38,630	a	2,398,923
Natus Medical	106,570	a	2,679,170
Omnicell	88,080	a	2,528,777
Select Medical Holdings	51,440		802,464
Thoratec	47,320	a	1,649,575
			26,662,931
Household & Personal Products--.4%
Elizabeth Arden	69,950	a	1,498,329
Insurance--.5%
Safety Insurance Group	36,030		1,851,221
Materials--4.2%
Allied Nevada Gold	572,620	a,b	2,153,051
Carpenter Technology	60,770		3,843,702

Cytec Industries	35,350		3,726,597
Haynes International	35,700		2,020,263
Schnitzer Steel Industries, Cl. A	40,350		1,051,925
Stillwater Mining	121,820	a	2,137,941
			14,933,479
Media--2.7%
E.W. Scripps, Cl. A	193,610	a	4,096,788
New York Times, Cl. A	358,930		5,459,325
			9,556,113
Real Estate--6.5%
Acadia Realty Trust	108,730	c	3,054,226
American Assets Trust	62,350	c	2,154,192
Corporate Office Properties Trust	151,570	c	4,215,162
EPR Properties	41,410	c	2,313,577
Getty Realty	90,920	c	1,734,754
Healthcare Trust of America, Cl. A	314,410		3,785,496
Pebblebrook Hotel Trust	115,450	c	4,267,032
Urstadt Biddle Properties, Cl. A	74,392	c	1,553,305
			23,077,744
Retailing--4.9%
American Eagle Outfitters	301,730	b	3,385,411
Express	166,398	a	2,833,758
Office Depot	467,876	a	2,662,214
PEP Boys-Manny Moe & Jack	225,440	a	2,583,542
The Children's Place	61,090		3,031,897
Zumiez	97,160	a	2,680,644
			17,177,466
Semiconductors & Semiconductor Equipment--4.4%
Brooks Automation	289,940		3,122,654
GT Advanced Technologies	189,210	a,b	3,519,306
MKS Instruments	78,980		2,467,335
Nanometrics	57,454	a	1,048,536
Teradyne	186,820		3,661,672
Veeco Instruments	49,800	a	1,855,548
			15,675,051
Software & Services--5.4%
Advent Software	44,200		1,439,594

Conversant	98,620	a,b	2,504,948
CoreLogic	179,820	a	5,459,335
CSG Systems International	100,250		2,617,528
Monotype Imaging Holdings	106,200		2,991,654
NetScout Systems	94,870	a	4,206,536
			19,219,595
Technology Hardware & Equipment--4.5%
Brocade Communications Systems	167,660		1,542,472
FARO Technologies	52,280	a	2,567,994
FEI	25,460		2,309,986
Ixia	178,330	a	2,038,312
Lexmark International, Cl. A	58,990		2,840,958
Vishay Intertechnology	297,860		4,613,851
			15,913,573
Transportation--2.2%
Con-way	69,050		3,480,811
Hub Group, Cl. A	14,590	a	735,336
Landstar System	53,710		3,437,440
			7,653,587
Utilities--5.1%
Chesapeake Utilities	38,810		2,768,317
El Paso Electric	77,410		3,112,656
Hawaiian Electric Industries	208,700	b	5,284,284
NorthWestern	57,040	b	2,976,918
Portland General Electric	110,302		3,824,170
			17,966,345
Total Common Stocks
(cost $271,314,876)			351,586,993

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,683,940)	3,683,940	[d]	3,683,940
Investment of Cash Collateral for
Securities Loaned--7.9%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $27,985,235)	27,985,235 [d]	27,985,235
Total Investments (cost $302,984,051)	108.2%	383,256,168
Liabilities, Less Cash and Receivables	(8.2%)	(29,151,912)
Net Assets	100.0%	354,104,256

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2014, the value of the fund's securities on loan was $27,254,678 and the value of the collateral held by the fund was $28,374,340, consisting of cash collateral of $27,985,235 and U.S. Government &
Agency securities valued at $389,105.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $80,272,117 of which $83,971,246 related to appreciated investment securities and $3,699,129 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	15.3
Capital Goods	9.1
Money Market Investments	8.9
Energy	7.9
Health Care Equipment & Services	7.5
Real Estate	6.5
Commercial & Professional Services	6.2
Software & Services	5.4
Utilities	5.1
Consumer Durables & Apparel	4.9
Retailing	4.9
Technology Hardware & Equipment	4.5
Semiconductors & Semiconductor Equipment	4.4
Materials	4.2
Media	2.7
Transportation	2.2
Automobiles & Components	2.0
Consumer Services	1.8

Food, Beverage & Tobacco	1.7
Food & Staples Retailing	1.2
Diversified Financials	.9
Insurance	.5
Household & Personal Products	.4
108.2

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	348,571,252	-	-	348,571,252
Equity Securities - Foreign Common Stocks+	3,015,741	-	-	3,015,741
Mutual Funds	31,669,175	-	-	31,669,175

+ See Statement of Investments for additional detailed categorizations

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)